INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 3,233,053	$ 2,866,688
Total deferred income tax recovery	249,072	(56,920)
Total income tax expense	3,482,125	2,809,768
Canadian [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0
Total deferred income tax recovery	0	0
US Federal and State [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	3,233,053	2,866,688
Total deferred income tax recovery	$ 249,072	$ (56,920)